Report Of The Directors Financial Review Risk Report - Balance sheet of insurance manufacturing subsidiaries by geographical region (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of types of insurance contracts [line items]
Financial assets	$ 2,880,751	$ 2,621,427
– trading assets	231,990	254,271
Derivatives	307,726	242,995
– financial investments at amortised cost	481,874	436,959
– other financial assets	12,399	12,006
Total assets	2,984,164	2,715,152	$ 2,558,124
Liabilities under insurance contracts	103,743	93,847
Deferred tax	4,313	3,375
Other liabilities	22,721	18,844
Total liabilities	2,779,169	2,522,484
Total equity	204,995	192,668	$ 194,249	$ 196,224
Total liabilities and equity	2,984,164	2,715,152
Insurance Manufacturing Subsidiaries
Disclosure of types of insurance contracts [line items]
Financial assets	121,127	107,045
– trading assets	0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	39,553	34,278
Derivatives	281	208
– financial investments at amortised cost	58,426	52,829
– financial investments at fair value through other comprehensive income	14,921	14,028
– other financial assets	7,946	5,702
Reinsurance assets	3,770	3,844
PVIF	9,435	8,945
Other assets and investment properties	3,577	3,310
Total assets	137,909	123,144
Liabilities under investment contracts designated at fair value	6,385	5,892
Liabilities under insurance contracts	107,261	97,439
Deferred tax	1,575	1,523
Other liabilities	7,244	4,410
Total liabilities	122,465	109,264
Total equity	15,444	13,879
Total liabilities and equity	137,909	123,143
Insurance Manufacturing Subsidiaries | Europe
Disclosure of types of insurance contracts [line items]
Financial assets	34,768	31,613
– trading assets	0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	17,184	15,490
Derivatives	107	84
– financial investments at amortised cost	531	100
– financial investments at fair value through other comprehensive income	13,894	13,071
– other financial assets	3,052	2,868
Reinsurance assets	245	237
PVIF	884	945
Other assets and investment properties	1,189	1,085
Total assets	37,086	33,880
Liabilities under investment contracts designated at fair value	1,288	1,139
Liabilities under insurance contracts	31,153	28,437
Deferred tax	204	229
Other liabilities	2,426	2,212
Total liabilities	35,071	32,017
Total equity	2,015	1,862
Total liabilities and equity	37,086	33,879
Insurance Manufacturing Subsidiaries | Asia
Disclosure of types of insurance contracts [line items]
Financial assets	85,259	74,237
– trading assets	0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	22,099	18,562
Derivatives	174	124
– financial investments at amortised cost	57,420	52,186
– financial investments at fair value through other comprehensive income	706	582
– other financial assets	4,860	2,783
Reinsurance assets	3,521	3,604
PVIF	8,390	7,841
Other assets and investment properties	2,332	2,176
Total assets	99,502	87,858
Liabilities under investment contracts designated at fair value	5,097	4,753
Liabilities under insurance contracts	74,994	67,884
Deferred tax	1,348	1,275
Other liabilities	4,800	2,172
Total liabilities	86,239	76,084
Total equity	13,263	11,774
Total liabilities and equity	99,502	87,858
Insurance Manufacturing Subsidiaries | Latin America
Disclosure of types of insurance contracts [line items]
Financial assets	1,100	1,195
– trading assets	0	0
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	270	226
Derivatives	0	0
– financial investments at amortised cost	475	543
– financial investments at fair value through other comprehensive income	321	375
– other financial assets	34	51
Reinsurance assets	4	3
PVIF	161	159
Other assets and investment properties	56	49
Total assets	1,321	1,406
Liabilities under investment contracts designated at fair value	0	0
Liabilities under insurance contracts	1,114	1,118
Deferred tax	23	19
Other liabilities	18	26
Total liabilities	1,155	1,163
Total equity	166	243
Total liabilities and equity	$ 1,321	$ 1,406